Proskauer Rose LLP Eleven Times Square New York, NY 10036-8299

April 16, 2020

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Deborah O’Neal

Re:	The Lazard Funds, Inc.
Post-Effective Amendment No. 136 to Registration Statement on Form N-1A
(Registration Nos.: 811-06312; 33-40682)

To Whom It May Concern:

On behalf of the above-referenced fund (the “Fund”), transmitted for filing pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 136 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”). The Amendment is being filed in order to add a new series to the Fund, Lazard US Sustainable Equity Portfolio (the “New Portfolio”).

The New Portfolio’s investment objective is to seek long-term capital appreciation. The New Portfolio invests primarily in equity securities, principally common stocks, of US companies selected using Lazard Asset Management LLC’s (the “Investment Manager”) process employed in implementing the New Portfolio’s investment strategy, described below. The market capitalization of companies in which the New Portfolio invests may vary with market conditions, but typically the New Portfolio invests in companies with market capitalizations over $1 billion.

The Investment Manager’s process first identifies companies within the investable universe, which are companies that the Investment Manager believes are capable of (1) sustaining high financial productivity (i.e., the return a company generates) for periods in excess of market expectations, or (2) capable of improving financial productivity to a greater extent or more expeditiously than the market expects (i.e., are undervalued) and which exhibit good expectations for future cash flows and profitability. Next, the Investment Manager reduces the investable universe using fundamental analysis and research on the companies identified. In further narrowing the investable universe to select companies for investment by the New Portfolio, the Investment Manager takes account of sustainability considerations, with a view to both (a) identifying companies whose financial productivity is likely to be supported and enhanced in the future as a result of the move toward a more sustainable world (such as by considering the nature of the products and services that the companies provides from a sustainability perspective) and (b) countering potential risks arising as a result of sustainability concerns that may be material to the particular companies or the industries or sectors in which they operate (“Sustainable Companies”).

Under normal circumstances, the New Portfolio invests at least 80% of its assets in equity securities of Sustainable Companies.

The features of the New Portfolio’s Open Shares, Institutional Shares and R6 Shares and the process for determination of net asset value will be identical to that of the other Fund portfolios.

The Fund intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act prior to the effective date of the Amendment in order to file certain exhibits and to respond to any comments of the staff of the Securities and Exchange Commission on the Amendment.

Beijing | Boca Raton | Boston | Chicago | Hong Kong | London | Los Angeles | New Orleans | New York | Paris | São Paulo | Washington, DC

April 16, 2020

Please telephone the undersigned at 212.969.3722, or Lisa Goldstein of this office at 212.969.3381, if you have any questions.

Very truly yours,

/s/ Robert Spiro

Robert Spiro